UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$20	0.38%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,987,855
Number of Portfolio Holdings	1,878

Portfolio Turnover Rate	25.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	36.0%
Bond Mutual Funds	25.1
Equity Mutual Funds	11.2
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	5.3
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.7
Short-Term and Other	3.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.6
T. Rowe Price Emerging Markets Bond Fund - I Class	5.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.9
U.S. Treasury Notes	3.7
T. Rowe Price Real Assets Fund - I Class	2.8
Federal National Mortgage Assn.	2.7
T. Rowe Price Institutional Emerging Markets Equity Fund	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F101-053 1/25

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Spectrum Conservative Allocation Fund

I Class (PPIPX)

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$13	0.26%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,987,855
Number of Portfolio Holdings	1,878

Portfolio Turnover Rate	25.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	36.0%
Bond Mutual Funds	25.1
Equity Mutual Funds	11.2
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	5.3
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.7
Short-Term and Other	3.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.6
T. Rowe Price Emerging Markets Bond Fund - I Class	5.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.9
U.S. Treasury Notes	3.7
T. Rowe Price Real Assets Fund - I Class	2.8
Federal National Mortgage Assn.	2.7
T. Rowe Price Institutional Emerging Markets Equity Fund	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F211-053 1/25

Spectrum Conservative Allocation Fund

I Class (PPIPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 19.51 $ 18.08 $ 19.22 $ 22.49 $ 19.35 $ 19.14
Investment
activities
Net investment
income
(1)(2)
0.25 0.56 0.44 0.31 0.29 0.36
Net realized and
unrealized gain/
loss 0.93 1.61 (0.56) (1.93) 3.65 0.52
Total from
investment
activities 1.18 2.17 (0.12) (1.62) 3.94 0.88
Distributions
Net investment
income (0.27) (0.74) (0.42) (0.30) (0.28) (0.39)
Net realized gain — — (0.60) (1.35) (0.52) (0.28)
Total distributions (0.27) (0.74) (1.02) (1.65) (0.80) (0.67)
NET ASSET
VALUE
End of period $ 20.42 $ 19.51 $ 18.08 $ 19.22 $ 22.49 $ 19.35

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.07% 12.26% (0.43)% (7.85)% 20.70% 4.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.60%
(4)
0.60% 0.60% 0.56% 0.55% 0.56%
Net expenses
after waivers/
payments by
Price Associates 0.38%
(4)
0.38% 0.38% 0.36% 0.37% 0.38%
Net investment
income 2.48%
(4)
2.98% 2.40% 1.42% 1.38% 1.84%
Portfolio turnover
rate 25.2% 52.9% 66.2% 83.8% 62.2% 73.0%
Net assets, end of
period (in millions) $1,016 $1,018 $1,047 $1,256 $2,190 $1,861
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 19.48 $ 18.05 $ 19.20 $ 22.48 $ 19.35 $ 19.14
Investment
activities
Net investment
income
(1)(2)
0.26 0.58 0.46 0.35 0.31 0.37
Net realized and
unrealized gain/
loss 0.92 1.61 (0.57) (1.94) 3.64 0.53
Total from
investment
activities 1.18 2.19 (0.11) (1.59) 3.95 0.90
Distributions
Net investment
income (0.27) (0.76) (0.44) (0.34) (0.30) (0.41)
Net realized gain — — (0.60) (1.35) (0.52) (0.28)
Total distributions (0.27) (0.76) (1.04) (1.69) (0.82) (0.69)
NET ASSET
VALUE
End of period $ 20.39 $ 19.48 $ 18.05 $ 19.20 $ 22.48 $ 19.35

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.12% 12.43% (0.35)% (7.73)% 20.76% 4.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.49%
(4)
0.49% 0.48% 0.47% 0.46% 0.47%
Net expenses
after waivers/
payments by
Price Associates 0.26%
(4)
0.27% 0.26% 0.26% 0.28% 0.29%
Net investment
income 2.60%
(4)
3.11% 2.53% 1.67% 1.47% 1.92%
Portfolio turnover
rate 25.2% 52.9% 66.2% 83.8% 62.2% 73.0%
Net assets, end
of period (in
thousands) $971,940 $870,428 $992,496 $1,057,088 $443,120 $348,612
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.7%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.506%, 4/15/35 (1) 440,000 440
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 439
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 246
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 418
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 246
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 329,509 332
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 375,000 378
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 222
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 155,000 156
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 132
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 192,649 193
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185,240 186
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 87,965 86
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,037
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 251

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 65
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 237
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  100,000 101
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 116
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 170,000 171
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 207
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 330,000 334
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 321
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 370,000 372
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 1/18/38 (1)(2) 425,000 425
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 195,000 194
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 205,000 207
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 382,112 383
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 736

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 350,000 330
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 112
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 265
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 171
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 124,167 122
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 247,614 237
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 135,379 138
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 108,848 111
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 270,000 272
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 329,146 331
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 263
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 151
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 106
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 506

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 91
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 346
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  110,000 111
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 201
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 908
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 1/15/38 (1)(2) 250,000 250
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 275,000 275
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 232,200 207
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 567,150 580
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 450,000 450
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 40,418 40
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 326
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 132
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 141
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 262,940 266
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 135,000 136
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 400,000 402
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 59,550 59
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 140,000 141
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 250,000 254
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 135,000 137
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.347%, 1/20/37 (1) 325,000 327
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 410,000 411
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 129
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 591
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 448,266 447
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 113,155 116

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 86,752 88
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 73,504 73
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 387
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 245,000 248
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 1/20/39 (1)(2) 400,000 400
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  145,000 145
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 374,305 375
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 5.999%, 7/20/29 (1) 101,599 102
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.529%, 7/20/29 (1) 475,000 476
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.247%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 50,455 51
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 143
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 205,951 208

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 400,000 402
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 111,734 112
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 594
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 495,000 454
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 478,918 478
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/37 (1) 595,000 597
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 305,000 305
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 3,803 4
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 222,429 224
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  279,837 275
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 385
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  718,100 718
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 160,000 161
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 150,000 151
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 305,000 311

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 595,000 611
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 504,154 454
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 116
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 309
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 66
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 407,514 390
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 770,576 772
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.482%, 4/22/35 (1) 380,000 380
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 340,848 341
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 529,671 525
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 335,000 328
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 478,358 479
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 141,521 143

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 125,000 127
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 250
Total Asset-Backed Securities (Cost $33,708) 33,773
BOND MUTUAL FUNDS  25.1%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.06% (3)
(4) 14,816,048 114,676
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.15% (3)(4) 10,898,189 101,462
T. Rowe Price Inflation Protected Bond Fund - I Class,
3.91% (3)(4) 1,063,855 10,979
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.45% (3)(4) 3,906,984 37,116
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.66% (3)(4) 12,204,070 96,534
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.65% (3)(4) 13,000,503 111,415
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.63% (3)(4) 41,786 194
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.48% (3)(4) 3,656,194 27,531
Total Bond Mutual Funds (Cost $543,474) 499,907
COMMON STOCKS  36.0%
COMMUNICATION SERVICES  2.4%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  553,048 1,122
KT (KRW)  24,737 900
Nippon Telegraph & Telephone (JPY)  1,667,800 1,711
3,733
Entertainment  0.4%
Atlanta Braves Holdings, Class C (5) 4,566 184
Liberty Media Corp-Liberty Live, Class C (5) 15,815 1,155
Netflix (5) 6,676 5,920
Sea, ADR (5) 5,262 599
7,858
Interactive Media & Services  1.3%
Alphabet, Class A  11,013 1,860

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alphabet, Class C  78,342 13,356
LY (JPY)  141,600 391
Meta Platforms, Class A  16,835 9,669
NAVER (KRW)  4,701 700
Reddit, Class A (5) 2,679 377
Tencent Holdings (HKD)  7,100 367
Vimeo (5) 25,544 167
26,887
Media  0.2%
Comcast, Class A  37,775 1,632
CyberAgent (JPY)  71,300 497
WPP (GBP)  113,134 1,237
3,366
Wireless Telecommunication Services  0.3%
T-Mobile U.S.  22,043 5,443
5,443
Total Communication Services 47,287
CONSUMER DISCRETIONARY  3.7%
Automobile Components  0.2%
Autoliv, SDR (SEK)  9,081 899
Denso (JPY)  68,900 986
Dowlais Group (GBP)  197,933 149
Magna International  17,463 788
Modine Manufacturing (5) 2,424 329
Stanley Electric (JPY)  19,500 329
3,480
Automobiles  0.3%
Honda Motor (JPY)  34,800 300
Suzuki Motor (JPY)  67,700 720
Tesla (5) 11,074 3,822
Toyota Motor (JPY)  103,800 1,774
6,616
Broadline Retail  1.1%
Alibaba Group Holding, ADR  3,242 283
Amazon.com (5) 98,334 20,443
Isetan Mitsukoshi Holdings (JPY)  46,200 659
Next (GBP)  9,880 1,269
Ollie's Bargain Outlet Holdings (5) 838 83
Savers Value Village (5) 8,368 78
22,815

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 4,214 487
Duolingo (5) 333 116
Strategic Education  2,538 251
854
Hotels, Restaurants & Leisure  0.8%
Amadeus IT Group (EUR)  13,627 957
Booking Holdings  900 4,682
Caesars Entertainment (5) 5,454 210
Cava Group (5) 503 71
Chipotle Mexican Grill (5) 23,373 1,438
Compass Group (GBP)  59,568 2,041
DoorDash, Class A (5) 3,659 660
Dutch Bros, Class A (5) 6,117 329
Hilton Worldwide Holdings  2,125 538
McDonald's  11,153 3,301
Papa John's International  4,677 233
Planet Fitness, Class A (5) 7,002 697
Red Rock Resorts, Class A  4,286 215
Shake Shack, Class A (5) 2,690 360
Wyndham Hotels & Resorts  2,332 229
15,961
Household Durables  0.2%
Champion Homes (5) 3,735 387
Installed Building Products  597 137
Panasonic Holdings (JPY)  89,600 874
Persimmon (GBP)  30,638 491
Sony Group (JPY)  87,800 1,763
3,652
Specialty Retail  0.9%
AutoZone (5) 552 1,750
Burlington Stores (5) 806 227
Carvana (5) 13,200 3,437
Floor & Decor Holdings, Class A (5) 161 18
Home Depot  3,305 1,418
Kingfisher (GBP)  308,368 973
Lowe's  5,903 1,608
O'Reilly Automotive (5) 1,039 1,292
RH (5) 622 240
Ross Stores  19,412 3,006
TJX  18,769 2,359

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tractor Supply  4,749 1,347
17,675
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  7,024 983
Kering (EUR)  1,866 437
Lululemon Athletica (5) 824 264
Moncler (EUR)  14,344 702
NIKE, Class B  966 76
Samsonite International (HKD)  145,200 395
Skechers USA, Class A (5) 2,938 188
3,045
Total Consumer Discretionary 74,098
CONSUMER STAPLES  2.2%
Beverages  0.5%
Boston Beer, Class A (5) 751 238
Coca-Cola  63,112 4,044
Diageo (GBP)  31,433 939
Heineken (EUR)  13,566 1,004
Keurig Dr Pepper  107,500 3,510
Kirin Holdings (JPY)  23,200 324
10,059
Consumer Staples Distribution & Retail  0.4%
Dollar General  5,305 410
Dollar Tree (5) 7,211 514
Seven & i Holdings (JPY)  95,100 1,652
Walmart  55,574 5,140
Welcia Holdings (JPY)  13,000 169
7,885
Food Products  0.3%
Barry Callebaut (CHF) (6) 207 316
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100 (5)(7)(8) 5,395 19
Mondelez International, Class A  17,664 1,147
Nestle (CHF)  39,313 3,414
Post Holdings (5) 2,028 244
Simply Good Foods (5) 9,138 364
Utz Brands  12,722 221
Wilmar International (SGD)  328,300 756
6,481
Household Products  0.4%
Colgate-Palmolive  40,318 3,896

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  25,646 4,597
8,493
Personal Care Products  0.6%
BellRing Brands (5) 3,000 235
Interparfums  2,059 284
Kenvue  251,886 6,065
L'Oreal (EUR)  3,206 1,116
Olaplex Holdings (5) 55,787 108
Puig Brands, Class B (EUR) (5) 16,709 352
Unilever (GBP)  55,698 3,335
11,495
Total Consumer Staples 44,413
ENERGY  1.7%
Energy Equipment & Services  0.3%
Cactus, Class A  3,305 227
Expro Group Holdings (5) 13,772 191
Liberty Energy  4,479 83
Schlumberger  90,967 3,997
TechnipFMC  65,613 2,058
Weatherford International  2,995 247
6,803
Oil, Gas & Consumable Fuels  1.4%
Antero Resources (5) 7,966 260
Chevron  12,611 2,042
ConocoPhillips  37,818 4,097
Diamondback Energy  14,096 2,503
DT Midstream  2,708 287
EQT  59,834 2,719
Equinor (NOK)  72,998 1,769
Expand Energy  29,247 2,894
Exxon Mobil  22,522 2,657
Kimbell Royalty Partners  7,042 114
Magnolia Oil & Gas, Class A  12,392 344
Matador Resources  101 6
Phillips 66  4,199 563
Range Resources  72,984 2,609
Shell, ADR  24,681 1,598
TotalEnergies (EUR)  37,656 2,189
Viper Energy  6,087 329

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  11,401 667
27,647
Total Energy 34,450
FINANCIALS  6.2%
Banks  2.0%
ANZ Group Holdings (AUD)  38,288 780
Banc of California  16,251 280
Bank of America  83,695 3,976
Blue Foundry Bancorp (5) 5,109 57
BNP Paribas (EUR)  12,740 762
Cadence Bank  9,737 372
Capitol Federal Financial  21,052 141
Citigroup  12,931 916
Columbia Banking System  13,451 417
CRB Group, Acquisition Date: 4/14/22, Cost $21 (5)(7)(8) 199 13
CrossFirst Bankshares (5) 7,741 134
DBS Group Holdings (SGD)  32,963 1,046
Dime Community Bancshares  6,586 236
DNB Bank (NOK)  92,491 1,936
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $28 (5)(7)(8) 2,772 44
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(7)(8) 1,185 19
East West Bancorp  10,488 1,150
Eastern Bankshares  11,918 222
Equity Bancshares, Class A  4,139 199
FB Financial  5,830 329
First Bancshares  5,809 216
Five Star Bancorp  6,550 216
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(7)(8) 4,129 19
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 803 1
HarborOne Bancorp  8,355 108
HDFC Bank (INR)  46,874 1,000
Home BancShares  7,020 223
Huntington Bancshares  98,938 1,782
ING Groep (EUR)  107,363 1,657
Intesa Sanpaolo (EUR)  205,235 788
JPMorgan Chase  36,257 9,054
Kearny Financial  8,582 68
KeyCorp  51,450 1,002
Live Oak Bancshares  7,132 338

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi UFJ Financial Group (JPY)  135,400 1,616
National Bank of Canada (CAD)  15,814 1,567
Origin Bancorp  5,044 173
Pacific Premier Bancorp  7,791 221
Pinnacle Financial Partners  4,047 514
Popular  1,836 182
Prosperity Bancshares  3,926 329
SouthState  4,687 519
Standard Chartered (GBP)  103,816 1,284
Sumitomo Mitsui Trust Group (JPY)  22,178 556
Svenska Handelsbanken, Class A (SEK)  35,116 365
Texas Capital Bancshares (5) 4,312 381
UniCredit (EUR)  23,570 905
United Overseas Bank (SGD)  54,600 1,483
Western Alliance Bancorp  4,337 406
40,002
Capital Markets  1.0%
Bridgepoint Group (GBP)  132,321 585
Brookfield (CAD)  20,186 1,240
Cboe Global Markets  4,163 899
Charles Schwab  52,202 4,320
CME Group  10,508 2,501
CVC Capital Partners (EUR) (5) 33,742 826
DigitalBridge Group  18,564 243
Goldman Sachs Group  5,827 3,546
Hamilton Lane, Class A  1,407 271
Julius Baer Group (CHF)  16,810 1,113
Macquarie Group (AUD)  6,236 943
Morgan Stanley  5,686 748
MSCI  217 132
S&P Global  1,255 656
StepStone Group, Class A  3,347 221
Stifel Financial  2,390 277
TMX Group (CAD)  24,548 776
19,297
Consumer Finance  0.2%
American Express  12,932 3,940
Encore Capital Group (5) 4,102 202
4,142
Financial Services  1.5%
Adyen (EUR) (5) 463 674
Berkshire Hathaway, Class B (5) 12,807 6,186

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  62,969 257
Corebridge Financial  32,086 1,039
Corpay (5) 3,015 1,149
Edenred (EUR)  11,573 383
Fiserv (5) 18,751 4,143
Mastercard, Class A  7,029 3,746
Mitsubishi HC Capital (JPY)  58,700 396
PennyMac Financial Services  6,303 675
Toast, Class A (5) 4,126 180
Visa, Class A  32,196 10,144
28,972
Insurance  1.5%
AIA Group (HKD)  137,400 1,035
Allstate  14,878 3,086
Assurant  2,540 577
AXA (EUR)  71,759 2,501
Chubb  8,294 2,395
Definity Financial (CAD)  14,257 596
First American Financial  1,065 75
Goosehead Insurance, Class A (5) 3,416 431
Great-West Lifeco (CAD)  4,697 169
Hanover Insurance Group  1,534 253
Mandatum (EUR)  78,808 354
Marsh & McLennan  10,074 2,350
MetLife  15,722 1,387
Muenchener Rueckversicherungs-Gesellschaft (EUR)  5,791 3,030
Progressive  11,134 2,994
RLI  1,502 264
Sampo, Class A (EUR)  29,830 1,278
Selective Insurance Group  2,325 237
Storebrand (NOK)  98,320 1,081
Sun Life Financial (CAD) (6) 16,188 996
Tokio Marine Holdings (JPY)  57,100 2,129
Travelers  5,915 1,574
TWFG (5) 2,302 81
White Mountains Insurance Group  147 295
Zurich Insurance Group (CHF)  2,004 1,272
30,440
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  42,900 855
855
Total Financials 123,708

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  4.6%
Biotechnology  0.5%
AbbVie  9,312 1,704
ACELYRIN (5) 18,456 84
Akero Therapeutics (5) 1,710 55
Arcellx (5) 1,785 157
Argenx, ADR (5) 1,504 927
Arrowhead Pharmaceuticals (5) 8,663 226
Black Diamond Therapeutics (5) 17,771 47
Blueprint Medicines (5) 2,223 214
Celldex Therapeutics (5) 3,793 104
Centessa Pharmaceuticals, ADR (5) 6,363 114
Crinetics Pharmaceuticals (5) 3,431 196
CRISPR Therapeutics (5) 1,253 64
Cytokinetics (5) 9,599 498
Erasca (5) 25,351 73
Genmab (DKK) (5)(6) 2,149 463
Immatics (5) 16,241 135
Immunocore Holdings, ADR (5) 13,239 434
Immunome (5) 14,932 202
Immunovant (5) 13,768 388
Insmed (5) 4,897 368
Ionis Pharmaceuticals (5) 6,589 235
Iovance Biotherapeutics (5) 13,438 125
Merus (5) 1,800 81
Nurix Therapeutics (5) 4,138 92
Prime Medicine (5) 5,544 18
Regeneron Pharmaceuticals (5) 2,867 2,151
Vaxcyte (5) 3,338 315
Vera Therapeutics (5) 3,864 192
Xenon Pharmaceuticals (5) 2,115 90
9,752
Health Care Equipment & Supplies  0.7%
Alcon (CHF)  8,553 761
Becton Dickinson & Company  5,200 1,154
Elekta, Class B (SEK)  68,938 412
EssilorLuxottica (EUR)  4,197 1,020
GE HealthCare Technologies  6,870 572
Haemonetics (5) 5,828 510
Intuitive Surgical (5) 4,833 2,620
Koninklijke Philips (EUR) (5) 51,473 1,408
Lantheus Holdings (5) 2,726 243

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Masimo (5) 5,718 987
Neogen (5) 18,127 257
Novocure (5) 5,482 110
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)
(8) 30,352 12
Penumbra (5) 959 234
PROCEPT BioRobotics (5) 2,438 233
QuidelOrtho (5) 7,860 322
Siemens Healthineers (EUR)  25,600 1,390
Stryker  2,206 865
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $48 (5)(7)(8) 3,294 48
13,158
Health Care Providers & Services  1.4%
Alignment Healthcare (5) 12,784 161
Cencora  17,641 4,438
Cigna Group  2,045 691
Concentra Group Holdings Parent  10,795 235
Elevance Health  10,606 4,316
Fresenius (EUR) (5) 672 24
HCA Healthcare  1,234 404
Humana  1,555 461
Molina Healthcare (5) 5,583 1,663
NeoGenomics (5) 21,778 386
Oscar Health, Class A (5) 25,666 445
Privia Health Group (5) 10,317 222
Progyny (5) 11,116 173
Quest Diagnostics  11,023 1,793
RadNet (5) 2,917 238
Select Medical Holdings  5,997 127
Tenet Healthcare (5) 10,485 1,496
UnitedHealth Group  16,252 9,917
27,190
Health Care Technology  0.0%
Doximity, Class A (5) 4,580 243
Waystar Holding (5) 5,373 166
409
Life Sciences Tools & Services  0.6%
Bruker  8,085 469
Danaher  9,600 2,301
Mettler-Toledo International (5) 1,027 1,285
Repligen (5) 558 84

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity  15,484 1,798
Sotera Health (5) 21,120 278
Stevanato Group  11,837 237
Thermo Fisher Scientific  10,557 5,591
12,043
Pharmaceuticals  1.4%
Astellas Pharma (JPY)  73,300 763
AstraZeneca, ADR  78,050 5,278
Bayer (EUR)  18,996 390
Chugai Pharmaceutical (JPY)  18,400 810
Elanco Animal Health (5) 36,649 484
Eli Lilly  9,089 7,229
Johnson & Johnson  14,870 2,305
Neumora Therapeutics (5) 8,093 80
Novartis (CHF)  22,805 2,418
Novo Nordisk, Class B (DKK)  24,158 2,589
Rapport Therapeutics (5) 2,883 66
Roche Holding (CHF)  7,732 2,247
Sanofi (EUR)  24,462 2,376
Shionogi (JPY)  21,600 306
Third Harmonic Bio (5) 4,113 52
Zoetis  1,028 180
27,573
Total Health Care 90,125
INDUSTRIALS & BUSINESS SERVICES  4.5%
Aerospace & Defense  0.6%
Boeing (5) 7,972 1,239
Cadre Holdings  2,503 84
General Dynamics  8,839 2,511
General Electric  15,537 2,830
L3Harris Technologies  5,946 1,464
Leonardo DRS (5) 8,543 297
Loar Holdings (5) 742 68
Melrose Industries (GBP)  184,535 1,350
Northrop Grumman  1,604 786
Safran (EUR)  6,865 1,602
TransDigm Group  320 401
12,632
Air Freight & Logistics  0.0%
FedEx  582 176
176

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.1%
AAON  1,939 265
AZZ  6,287 586
CSW Industrials  408 172
Owens Corning  3,000 617
Simpson Manufacturing  352 66
1,706
Commercial Services & Supplies  0.3%
BrightView Holdings (5) 13,623 233
Casella Waste Systems, Class A (5) 2,146 243
Cintas  1,767 399
Element Fleet Management (CAD)  79,701 1,691
MSA Safety  1,090 189
Rentokil Initial (GBP)  4,074 20
Republic Services  12,341 2,694
Tetra Tech  1,748 73
Veralto  1,189 129
VSE  3,917 459
6,130
Construction & Engineering  0.1%
API Group (5) 9,581 362
Arcosa  3,896 423
MYR Group (5) 692 109
WillScot Holdings (5) 3,125 120
Worley (AUD)  78,782 715
1,729
Electrical Equipment  0.7%
ABB (CHF)  38,697 2,209
AMETEK  22,811 4,434
GE Vernova (5) 1,289 431
Legrand (EUR)  12,644 1,269
Mitsubishi Electric (JPY)  76,300 1,295
Prysmian (EUR)  26,679 1,760
Rockwell Automation  5,872 1,733
Thermon Group Holdings (5) 6,622 209
13,340
Ground Transportation  0.6%
Central Japan Railway (JPY)  26,700 550
CSX  51,057 1,866
Landstar System  135 25
Norfolk Southern  8,130 2,243
Old Dominion Freight Line  14,538 3,273

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (5) 648 369
Uber Technologies (5) 16,788 1,208
Union Pacific  7,396 1,809
11,343
Industrial Conglomerates  0.3%
DCC (GBP)  10,579 772
Roper Technologies  1,537 871
Siemens (EUR)  22,601 4,390
6,033
Machinery  1.0%
AGCO  807 82
Crane  1,991 362
Cummins  7,245 2,717
Deere  9,096 4,238
Enerpac Tool Group  6,024 291
Enpro  2,261 428
Esab  4,945 638
ESCO Technologies  1,605 238
Federal Signal  3,416 333
Graco  2,545 232
Ingersoll Rand  10,593 1,103
KION Group (EUR)  12,619 452
Parker-Hannifin  3,381 2,376
RBC Bearings (5) 2,104 705
Sandvik (SEK)  47,430 878
SMC (JPY)  900 384
Spirax Group (GBP)  84 8
SPX Technologies (5) 3,135 553
THK (JPY)  19,200 465
Toro  242 21
Westinghouse Air Brake Technologies  13,469 2,702
19,206
Professional Services  0.4%
Acuren PIPE, Acquisition Date: 7/11/24, Cost $119 (5)(8) 11,898 113
Booz Allen Hamilton Holding  8,052 1,193
Broadridge Financial Solutions  5,988 1,413
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 20
Equifax  4,412 1,154
FTI Consulting (5) 1,096 222
Parsons (5) 3,461 332
Paycor HCM (5) 15,493 280
Paylocity Holding (5) 1,135 236

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Recruit Holdings (JPY)  21,000 1,461
TechnoPro Holdings (JPY)  31,900 586
Teleperformance (EUR)  3,715 350
Verra Mobility (5) 1,770 42
7,402
Trading Companies & Distributors  0.4%
Ashtead Group (GBP)  4,997 401
Beacon Roofing Supply (5) 3,196 361
Bunzl (GBP)  22,576 1,022
Custom Truck One Source (5) 13,626 82
Ferguson Enterprises  5,635 1,217
FTAI Aviation  3,348 565
GMS (5) 3,261 327
McGrath RentCorp  2,082 254
Mitsubishi (JPY)  37,700 638
Rush Enterprises, Class A  3,734 231
SiteOne Landscape Supply (5) 4,610 706
Sumitomo (JPY)  51,800 1,112
Transcat (5) 1,610 169
7,085
Total Industrials & Business Services 86,782
INFORMATION TECHNOLOGY  7.9%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  134,660 1,094
1,094
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  33,199 2,412
CTS  4,670 256
Hamamatsu Photonics (JPY)  30,100 359
Insight Enterprises (5) 2,227 348
Keysight Technologies (5) 25,903 4,425
Largan Precision (TWD)  4,000 302
Mirion Technologies (5) 41,358 698
Murata Manufacturing (JPY)  28,900 484
Novanta (5) 2,286 382
Omron (JPY)  11,100 355
PAR Technology (5) 12,883 1,045
TE Connectivity  27,683 4,183
Teledyne Technologies (5) 718 348
Vontier  3,859 152
15,749

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.1%
Globant (5) 1,101 251
MongoDB (5) 1,659 535
Nomura Research Institute (JPY)  24,100 738
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (5)(7)
(8) 198 16
Shopify, Class A (5) 10,997 1,271
Snowflake, Class A (5) 397 69
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (5)(7)(8) 960 33
2,913
Semiconductors & Semiconductor Equipment  3.0%
Advanced Micro Devices (5) 14,911 2,045
Analog Devices  12,733 2,776
ASML Holding (EUR)  3,888 2,657
ASML Holding  1,786 1,226
BE Semiconductor Industries (EUR)  3,630 432
Broadcom  19,842 3,216
Entegris  75 8
KLA  2,190 1,417
Lam Research  3,300 244
Lattice Semiconductor (5) 13,142 746
MACOM Technology Solutions Holdings (5) 1,754 233
Micron Technology  6,600 646
Monolithic Power Systems  1,032 586
NVIDIA  227,747 31,486
NXP Semiconductors  5,667 1,300
Onto Innovation (5) 36 6
Power Integrations  3,501 229
QUALCOMM  6,985 1,107
Renesas Electronics (JPY)  39,600 519
Taiwan Semiconductor Manufacturing (TWD)  133,719 4,167
Taiwan Semiconductor Manufacturing, ADR  3,617 668
Texas Instruments  13,185 2,651
Tokyo Electron (JPY)  5,300 831
59,196
Software  2.5%
Amplitude, Class A (5) 29,913 309
Appfolio, Class A (5) 93 24
Atlassian, Class A (5) 1,513 399
Aurora Innovation (5) 55,647 360
Autodesk (5) 4,011 1,171
BILL Holdings (5) 3,233 292

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Braze, Class A (5) 6,961 276
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (5)(7)
(8) 166 220
CCC Intelligent Solutions Holdings (5) 35,434 446
Confluent, Class A (5) 4,767 147
Crowdstrike Holdings, Class A (5) 1,240 429
Datadog, Class A (5) 1,840 281
Descartes Systems Group (5) 5,202 608
DoubleVerify Holdings (5) 2,585 52
Fair Isaac (5) 605 1,437
Fortinet (5) 1,305 124
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 58
Intapp (5) 7,851 491
Intuit  1,786 1,146
JFrog (5) 5,484 171
Microsoft  65,911 27,911
nCino (5) 5,588 235
Onestream (5) 2,536 76
PTC (5) 6,411 1,283
QXO  33,118 551
Salesforce  5,039 1,663
SAP (EUR)  11,058 2,626
ServiceNow (5) 3,483 3,655
Socure, Acquisition Date: 12/22/21, Cost $16 (5)(7)(8) 1,018 4
Synopsys (5) 2,592 1,448
Varonis Systems (5) 3,993 199
Vertex, Class A (5) 5,685 308
Workiva (5) 5,283 514
48,914
Technology Hardware, Storage & Peripherals  1.4%
Apple  109,679 26,030
Samsung Electronics (KRW)  27,502 1,082
27,112
Total Information Technology 154,978
MATERIALS  1.2%
Chemicals  0.7%
Air Liquide (EUR)  8,175 1,360
Akzo Nobel (EUR)  11,012 643
Asahi Kasei (JPY)  59,800 427
BASF (EUR)  14,313 643
Cabot  1,315 144
Covestro (EUR) (5) 11,899 724

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Solutions  12,049 346
HB Fuller  3,608 277
Johnson Matthey (GBP)  26,855 465
Linde  7,175 3,308
Mosaic  26,675 706
Sherwin-Williams  11,963 4,754
Umicore (EUR) (6) 21,924 237
14,034
Construction Materials  0.0%
Martin Marietta Materials  1,375 825
825
Containers & Packaging  0.2%
DS Smith (GBP)  73,347 544
International Paper  67,608 3,977
4,521
Metals & Mining  0.3%
Antofagasta (GBP)  46,590 1,010
BHP Group (AUD)  21,961 579
BHP Group (GBP) (6) 33,174 879
Constellium (5) 34,034 417
ERO Copper (CAD) (5) 11,139 170
Franco-Nevada  7,888 967
Freeport-McMoRan  9,721 430
Osisko Gold Royalties  7,333 142
Royal Gold  1,758 257
South32 (AUD)  185,512 450
Southern Copper  3,977 399
Wheaton Precious Metals  10,547 658
6,358
Paper & Forest Products  0.0%
Louisiana-Pacific  2,143 253
Stora Enso, Class R (EUR)  47,658 463
West Fraser Timber (CAD)  2,261 222
938
Total Materials 26,676
REAL ESTATE  0.6%
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,463 172
172
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  2,066 356

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Segro (GBP)  31,797 315
Terreno Realty, REIT  6,304 382
1,053
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  48,839 188
188
Real Estate Management & Development  0.1%
Colliers International Group  1,158 178
FirstService  2,469 479
Howard Hughes Holdings (5) 2,320 201
Landbridge Company PIPE, Class A, Acquisition Date:
11/18/24, Cost $234 (5)(8)(9) 3,891 266
Mitsui Fudosan (JPY)  146,200 1,226
2,350
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  4,937 1,162
Equity LifeStyle Properties, REIT  5,670 405
Flagship Communities REIT  7,506 119
Independence Realty Trust, REIT  23,626 516
2,202
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT (5) 10,069 244
Scentre Group (AUD)  423,616 1,019
1,263
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  8,283 410
Equinix, REIT  880 864
Public Storage, REIT  9,130 3,178
4,452
Total Real Estate 11,680
UTILITIES  0.8%
Electric Utilities  0.4%
Constellation Energy  4,901 1,257
Exelon  40,100 1,586
IDACORP  3,104 368
NextEra Energy  10,820 851
OGE Energy  8,399 369
TXNM Energy  9,366 460
Xcel Energy  35,778 2,596
7,487

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  15,959 2,415
Chesapeake Utilities  4,441 585
3,000
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  36,900 619
Talen Energy (5) 32 7
626
Multi-Utilities  0.3%
Ameren  20,282 1,914
CMS Energy  21,889 1,526
Engie (EUR)  87,663 1,398
National Grid (GBP)  118,698 1,498
6,336
Water Utilities  0.0%
California Water Service Group  4,937 253
Middlesex Water  2,704 177
430
Total Utilities 17,879
Total Miscellaneous Common Stocks  0.2% (10) 2,987
Total Common Stocks (Cost $372,893) 715,063
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $33 (5)(7)(8) 32,600 33
Total Convertible Bonds (Cost $33) 33
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 13
Total Consumer Discretionary 13
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (5)(7)(8) 14 —
Total Consumer Staples —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $73 (5)
(7)(8) 699 44
Total Financials 44
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(7)(8) 14,745 73
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (5)(7)(8) 7,833 38
Metsera, Series B, Acquisition Date: 11/12/24, Cost $50 (5)(7)
(8) 9,889 50
161
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 38
38
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 60
60
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 41
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $47 (5)(7)(8) 5,249 10
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 207
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 96
354
Total Health Care 613
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Spcae Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 81
82
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 28
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 9
37

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)
(8) 2,189 4
4
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 30
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 43
73
Total Industrials & Business Services 196
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 11
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 3
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(8) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (5)
(7)(8) 1,534 121
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (5)
(7)(8) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (5)(7)(8) 220 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (5)(7)(8) 20 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (5)(7)(8) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $17 (5)(7)(8) 769 27
177
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 65
65
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 13
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 146
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 329
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 37

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 81
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 32
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 9
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 45
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (5)(7)(8) 1,237 5
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (5)(7)
(8) 1,015 4
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (5)(7)(8) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (5)(7)(8) 2,353 10
711
Total Information Technology 953
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 61
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 37
98
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 148
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 64
212
Total Materials 310
Total Convertible Preferred Stocks (Cost $2,297) 2,129
CORPORATE BONDS  5.3%
AbbVie, 4.05%, 11/21/39  260,000 229
AbbVie, 4.50%, 5/14/35  527,000 505
AbbVie, 5.05%, 3/15/34  585,000 592
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 603
AGCO, 5.80%, 3/21/34  95,000 97
AIA Group, 4.95%, 3/30/35 (1) 260,000 258
Aker BP, 4.00%, 5/29/32 (EUR)  100,000 108
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 65
Alibaba Group Holding, 5.25%, 5/26/35 (1) 320,000 321
Alibaba Group Holding, 5.625%, 11/26/54 (1) 200,000 205
American Electric Power, 5.20%, 1/15/29  184,000 187
American Tower, 5.45%, 2/15/34  455,000 465
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 625

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 191
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 73
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 101
Appalachian Power, 5.65%, 4/1/34  109,000 113
AppLovin, 5.375%, 12/1/31  130,000 131
Aptiv, 4.65%, 9/13/29  200,000 195
Arthur J Gallagher, 5.75%, 7/15/54  78,000 80
Arthur J Gallagher, 6.75%, 2/15/54  475,000 549
Astrazeneca Finance, 5.00%, 2/26/34  580,000 583
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 418
Athene Global Funding, 5.684%, 2/23/26 (1) 585,000 590
Atlassian, 5.25%, 5/15/29  115,000 117
Autoliv, 3.625%, 8/7/29 (EUR)  175,000 187
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  560,000 568
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  435,000 432
BAE Systems, 5.30%, 3/26/34 (1) 250,000 255
Banco de Sabadell, VR, 4.25%, 9/13/30 (EUR) (6)(11) 700,000 772
Bank of America, VR, 1.898%, 7/23/31 (11) 2,235,000 1,904
Bank of America, VR, 5.518%, 10/25/35 (11) 590,000 590
Bank of America, VR, 5.819%, 9/15/29 (11) 616,000 638
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 460,000 506
BAT Capital, 4.39%, 8/15/37  275,000 244
BAT Capital, 4.54%, 8/15/47  97,000 81
BAT Capital, 7.081%, 8/2/53  490,000 559
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 441
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 208
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 226
Becton Dickinson Euro Finance, 3.553%, 9/13/29 (EUR)  350,000 381
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 197
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 299
Boeing, 2.196%, 2/4/26  110,000 106
Boeing, 2.75%, 2/1/26  116,000 113
Boeing, 3.25%, 2/1/28  90,000 85
Boeing, 3.75%, 2/1/50  215,000 151
Boeing, 5.04%, 5/1/27  600,000 599
Boeing, 6.388%, 5/1/31 (1) 195,000 205
Boeing, 6.528%, 5/1/34 (1) 151,000 160
Boeing, 6.858%, 5/1/54 (1) 715,000 773
Booz Allen Hamilton, 5.95%, 8/4/33  168,000 174
Boston Gas, 6.119%, 7/20/53 (1) 145,000 149
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 183
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 1,017

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom, 3.419%, 4/15/33 (1) 421,000 375
Broadcom, 4.35%, 2/15/30  500,000 489
Broadcom, 4.55%, 2/15/32  190,000 186
Broadcom, 5.15%, 11/15/31  300,000 305
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 341
Cadence Design Systems, 4.30%, 9/10/29  185,000 182
Cadence Design Systems, 4.70%, 9/10/34  105,000 103
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 455,000 467
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 505,000 519
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 400,000 411
Capital One Financial, 3.75%, 3/9/27  85,000 83
Capital One Financial, VR, 5.468%, 2/1/29 (11) 890,000 902
Capital One Financial, VR, 6.051%, 2/1/35 (11) 235,000 247
Capital One Financial, VR, 7.624%, 10/30/31 (11) 75,000 84
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(12) 99,496 106
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(12) 151,160 165
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 180,979 216
CDW, 5.10%, 3/1/30  100,000 99
Celanese U.S. Holdings, 6.33%, 7/15/29  102,000 105
Celanese U.S. Holdings, 6.379%, 7/15/32  329,000 342
Celanese U.S. Holdings, 6.80%, 11/15/30  122,000 128
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 190
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (6) 800,000 783
Centene, 2.50%, 3/1/31  505,000 423
Centene, 2.625%, 8/1/31  805,000 671
Centene, 4.25%, 12/15/27  85,000 82
Centene, 4.625%, 12/15/29  399,000 381
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (11) 700,000 775
Charter Communications Operating, 2.80%, 4/1/31  470,000 402
Charter Communications Operating, 3.75%, 2/15/28  225,000 216
Charter Communications Operating, 5.25%, 4/1/53  47,000 40
Charter Communications Operating, 6.384%, 10/23/35  155,000 159
Charter Communications Operating, 6.55%, 6/1/34  98,000 103
Charter Communications Operating, 6.65%, 2/1/34  500,000 526
Cheniere Energy, 4.625%, 10/15/28  170,000 168
Cheniere Energy, 5.65%, 4/15/34  380,000 389
Cheniere Energy Partners, 4.50%, 10/1/29  102,000 100
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 575,000 585
Cheniere Energy Partners, 5.95%, 6/30/33  301,000 313
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 197
Citigroup, 4.45%, 9/29/27  125,000 124
Citigroup, VR, 5.827%, 2/13/35 (11) 1,470,000 1,496

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CNO Financial Group, 5.25%, 5/30/25  187,000 187
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 90
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 425
Comcast, 3.25%, 11/1/39  360,000 284
Comcast, 5.65%, 6/1/54  495,000 509
Constellation Energy Generation, 5.75%, 3/15/54  77,000 79
Continental Resources, 4.375%, 1/15/28  85,000 83
Corebridge Financial, 3.85%, 4/5/29  90,000 87
Corebridge Financial, 3.90%, 4/5/32  430,000 397
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 81
Cox Communications, 5.70%, 6/15/33 (1) 198,000 200
Cox Communications, 5.80%, 12/15/53 (1) 425,000 408
Crown Castle, 5.80%, 3/1/34  210,000 217
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 690
CVS Health, 5.05%, 3/25/48  729,000 644
CVS Health, 5.625%, 2/21/53  440,000 417
CVS Health, 5.70%, 6/1/34  620,000 630
CVS Health, 5.875%, 6/1/53  235,000 232
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 153
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 685,000 684
Danske Bank, VR, 4.613%, 10/2/30 (1)(11) 360,000 354
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 310,000 317
Deutsche Bank, VR, 4.999%, 9/11/30 (11) 200,000 197
Devon Energy, 5.20%, 9/15/34  1,010,000 983
Diamondback Energy, 5.15%, 1/30/30  130,000 131
Diamondback Energy, 5.40%, 4/18/34  590,000 595
Diamondback Energy, 5.75%, 4/18/54  245,000 244
Diamondback Energy, 5.90%, 4/18/64  250,000 248
Diamondback Energy, 6.25%, 3/15/53  205,000 216
DTE Energy, 4.875%, 6/1/28  80,000 80
DTE Energy, 5.10%, 3/1/29  585,000 591
Elevance Health, 4.75%, 2/15/30  160,000 160
Elevance Health, 4.95%, 11/1/31  215,000 215
Elevance Health, 5.125%, 2/15/53  220,000 206
Eli Lilly, 4.70%, 2/9/34  585,000 580
Enbridge, 5.625%, 4/5/34  310,000 319
Enbridge, 6.70%, 11/15/53  205,000 234
Energy Transfer, 5.55%, 5/15/34  225,000 229
Energy Transfer, 5.95%, 5/15/54  150,000 152
Energy Transfer, 6.40%, 12/1/30  280,000 299
Energy Transfer, 6.55%, 12/1/33  135,000 146
Engie, 5.25%, 4/10/29 (1) 200,000 204
Engie, 5.625%, 4/10/34 (1) 200,000 206

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eni, 5.50%, 5/15/34 (1) 290,000 293
Eni, 5.95%, 5/15/54 (1) 360,000 365
Eversource Energy, 5.85%, 4/15/31  295,000 307
Eversource Energy, 5.95%, 7/15/34  560,000 587
Expand Energy, 4.75%, 2/1/32  246,000 234
Expand Energy, 5.375%, 2/1/29  241,000 238
Expand Energy, 5.375%, 3/15/30  287,000 285
Ferguson Enterprises, 5.00%, 10/3/34  55,000 54
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 151
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (11) 160,000 159
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 135,000 139
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 310,000 324
First American Financial, 2.40%, 8/15/31  475,000 394
FirstEnergy, 2.65%, 3/1/30  348,000 311
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 56
FirstEnergy, Series C, 3.40%, 3/1/50  448,000 320
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 85,000 84
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 130,000 129
Ford Motor, 9.625%, 4/22/30  70,000 82
Ford Motor Credit, 5.80%, 3/5/27  460,000 465
Ford Motor Credit, 6.054%, 11/5/31  320,000 325
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
Freeport-McMoRan, 4.25%, 3/1/30  169,000 164
Freeport-McMoRan, 4.375%, 8/1/28  169,000 166
Freeport-McMoRan, 4.625%, 8/1/30  66,000 64
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
Freeport-McMoRan, 5.45%, 3/15/43  170,000 165
General Motors Financial, 4.90%, 10/6/29  300,000 299
General Motors Financial, 5.55%, 7/15/29  290,000 296
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 515,000 501
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 170,000 165
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 760,000 754
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 395,000 391
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 430,000 414
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 105,000 104
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 290,000 291
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 820,000 821
HCA, 2.375%, 7/15/31  185,000 156
HCA, 3.50%, 9/1/30  462,000 426
HCA, 5.45%, 9/15/34  195,000 195
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 158

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 203
Health Care Service A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 411
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 156
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 549
Home Depot, 4.95%, 6/25/34  395,000 399
Humana, 4.875%, 4/1/30  332,000 330
Humana, 5.375%, 4/15/31  250,000 252
Huntington Ingalls Industries, 5.353%, 1/15/30  55,000 55
Huntington Ingalls Industries, 5.749%, 1/15/35  90,000 91
Hyatt Hotels, 5.375%, 12/15/31  270,000 273
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 250
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 166
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 132
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 82
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 136
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 180
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Icon Investments Six, 6.00%, 5/8/34  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 125,000 129
Ingersoll Rand, 5.314%, 6/15/31  185,000 189
Ingersoll Rand, 5.45%, 6/15/34  155,000 159
Intel, 3.25%, 11/15/49  732,000 477
Interpublic Group, 4.65%, 10/1/28  195,000 194
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 70
Invitation Homes Operating Partnership, 4.875%, 2/1/35  220,000 213
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 114
IPALCO Enterprises, 5.75%, 4/1/34  210,000 215
IQVIA, 6.25%, 2/1/29  340,000 354
Jackson Financial, 5.17%, 6/8/27  415,000 418
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 1,370,000 1,219
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 250,000 227
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 805,000 727
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 395,000 391
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 290,000 288
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 245,000 246
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 225,000 229
Kroger, 5.50%, 9/15/54  335,000 332
Las Vegas Sands, 3.50%, 8/18/26  210,000 204
Las Vegas Sands, 5.90%, 6/1/27  85,000 86
Lowe's, 4.25%, 4/1/52  117,000 96
Lowe's, 5.75%, 7/1/53  150,000 154
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 325

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
M&T Bank, VR, 6.082%, 3/13/32 (11) 375,000 387
Mars, 4.75%, 4/20/33 (1) 420,000 415
Mattel, 5.875%, 12/15/27 (1) 410,000 412
Meta Platforms, 5.40%, 8/15/54  110,000 112
Meta Platforms, 5.60%, 5/15/53  580,000 609
Micron Technology, 5.327%, 2/6/29  226,000 230
Micron Technology, 6.75%, 11/1/29  290,000 312
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 1,095,000 1,106
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 385,000 390
Motorola Solutions, 5.40%, 4/15/34  180,000 184
Netflix, 4.625%, 5/15/29 (EUR)  655,000 745
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 238
NiSource, 5.25%, 3/30/28  85,000 86
NRG Energy, 4.45%, 6/15/29 (1) 195,000 188
Occidental Petroleum, 5.55%, 10/1/34  180,000 179
Occidental Petroleum, 6.05%, 10/1/54  155,000 154
Occidental Petroleum, 6.125%, 1/1/31  349,000 362
Occidental Petroleum, 6.375%, 9/1/28  115,000 120
Occidental Petroleum, 6.625%, 9/1/30  75,000 79
Occidental Petroleum, 7.50%, 5/1/31  315,000 352
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,106
ONEOK, 4.40%, 10/15/29  195,000 192
ONEOK, 4.75%, 10/15/31  270,000 266
ONEOK, 5.05%, 11/1/34  320,000 315
ONEOK, 5.65%, 11/1/28  80,000 82
ONEOK, 5.80%, 11/1/30  240,000 250
ONEOK, 6.05%, 9/1/33  235,000 248
Oracle, 3.60%, 4/1/50  277,000 205
Oracle, 3.95%, 3/25/51  310,000 242
Owens Corning, 5.70%, 6/15/34  205,000 213
Owens Corning, 5.95%, 6/15/54  210,000 220
Pacific Gas & Electric, 2.10%, 8/1/27  156,000 145
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 385
Pacific Gas & Electric, 3.50%, 8/1/50  200,000 143
Pacific Gas & Electric, 5.80%, 5/15/34  325,000 337
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 156
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 163
Pacific Gas & Electric, 6.75%, 1/15/53  330,000 370
Pacific Gas & Electric, 6.95%, 3/15/34  235,000 263
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 987
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 406
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 187
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 330,000 318

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 205
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 207
RCI Banque, 3.875%, 1/12/29 (EUR)  35,000 38
Regal Rexnord, 6.05%, 4/15/28  380,000 391
Regions Financial, VR, 5.722%, 6/6/30 (11) 190,000 194
Revvity, 1.90%, 9/15/28  350,000 315
Revvity, 2.25%, 9/15/31  190,000 158
Revvity, 3.30%, 9/15/29  215,000 200
Rogers Communications, 3.80%, 3/15/32  275,000 252
Rogers Communications, 4.35%, 5/1/49  35,000 29
Rogers Communications, 4.55%, 3/15/52  200,000 169
Rogers Communications, 5.00%, 2/15/29  469,000 470
Rogers Communications, 5.30%, 2/15/34  525,000 524
Ross Stores, 1.875%, 4/15/31  480,000 401
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 89
Santander Holdings USA, VR, 6.342%, 5/31/35 (11) 615,000 634
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 334
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 460
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 516
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 137
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 379
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 409
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 190
Sempra, 3.40%, 2/1/28  85,000 82
Sitios Latinoamerica, 5.375%, 4/4/32  205,000 196
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 203
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (1) 330,000 319
Societe Generale, VR, 5.519%, 1/19/28 (1)(11) 259,000 260
Solventum, 5.40%, 3/1/29 (1) 400,000 405
Solventum, 5.60%, 3/23/34 (1) 490,000 498
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 90,000 89
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1) 105,000 105
Southern, 5.20%, 6/15/33  665,000 673
Southern, 5.70%, 3/15/34  515,000 539
Sprint Capital, 6.875%, 11/15/28  540,000 578
Sprint Capital, 8.75%, 3/15/32  395,000 477
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 275,000 264
Standard Chartered, VR, 5.905%, 5/14/35 (1)(11) 655,000 673
Stanley Black & Decker, 2.75%, 11/15/50  221,000 134
Sutter Health, 5.164%, 8/15/33  135,000 137
Targa Resources, 6.15%, 3/1/29  159,000 167
Targa Resources Partners, 5.00%, 1/15/28  85,000 85
Targa Resources Partners, 5.50%, 3/1/30  600,000 606

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources Partners, 6.875%, 1/15/29  101,000 104
Time Warner Cable, 6.75%, 6/15/39  90,000 91
Time Warner Cable, 7.30%, 7/1/38  50,000 53
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 170,000 173
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 199,000 206
U.S. Bancorp, VR, 5.85%, 10/21/33 (11) 145,000 152
Uber Technologies, 4.30%, 1/15/30  450,000 440
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 410
Uber Technologies, 4.80%, 9/15/34  150,000 147
Uber Technologies, 5.35%, 9/15/54  105,000 102
UBS Group, VR, 2.875%, 4/2/32 (EUR) (11) 365,000 379
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 490,000 433
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 840,000 907
UnitedHealth Group, 4.50%, 4/15/33  420,000 409
UnitedHealth Group, 5.00%, 4/15/34  510,000 512
Var Energi, 5.50%, 5/4/29 (EUR)  330,000 377
VF, 2.95%, 4/23/30  383,000 330
Videotron, 5.70%, 1/15/35 (1) 390,000 395
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 135
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 193
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 197
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  70,000 75
Wells Fargo, VR, 4.611%, 4/25/53 (11) 440,000 396
Western Midstream Operating, 4.50%, 3/1/28  85,000 84
Western Midstream Operating, 6.35%, 1/15/29  80,000 84
Westlake, 1.625%, 7/17/29 (EUR)  525,000 521
Williams, 5.15%, 3/15/34  140,000 139
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  400,000 392
Xcel Energy, 3.40%, 6/1/30  475,000 441
Total Corporate Bonds (Cost $105,287) 104,954
EQUITY MUTUAL FUNDS  11.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,651,925 52,531
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 11,910,484 114,936
T. Rowe Price Real Assets Fund - I Class (3) 3,555,775 54,688
Total Equity Mutual Funds (Cost $211,421) 222,155
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 196
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 400,000 385
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  345,000 348

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 202
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 240,000 250
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 270,000 270
Freeport Indonesia, 5.315%, 4/14/32 (6) 410,000 408
Gaci First Investment, 4.875%, 2/14/35  430,000 416
Gaci First Investment, 5.125%, 2/14/53 (6) 715,000 630
Logicor Financing, 0.875%, 1/14/31 (EUR)  430,000 388
Orsted, 3.75%, 3/1/30 (EUR)  410,000 448
Petroleos Mexicanos, 6.84%, 1/23/30  430,000 400
Petroleos Mexicanos, 8.75%, 6/2/29  800,000 812
Republic of Panama, 7.50%, 3/1/31  735,000 776
Republic of Peru, 5.375%, 2/8/35  220,000 218
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 300,000 293
Total Foreign Government Obligations & Municipalities
(Cost $6,402) 6,440
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  70,000 76
76
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  70,714 78
78
Total Municipal Securities (Cost $149) 154
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 241,395 221
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 203
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  345,000 358
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.883%, 11/15/34 (1) 235,000 4
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  110,000 114
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 199,467 175
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  915,000 946
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.251%, 5/15/41 (1) 831,361 834

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 59,059 53
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 185,342 157
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 33,872 33
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  269,335 269
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.251%, 8/15/41 (1) 395,000 395
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 7.499%, 2/25/30  84,350 85
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.552%, 3/25/50 (1) 133,487 126
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.663%, 12/25/49 (1) 750,000 727
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 28,680 26
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 19,234 18
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.896%, 7/25/44 (1) 4,207 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.913%, 10/25/50 (1) 200,099 171
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 146,552 121
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 178
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 73,030 66
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 84,561 76
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.57%, 12/25/50 (1) 283,700 246
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 72,934 65
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 4,353 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 10,184 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.256%, 6/25/50 (1) 296,808 255
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.201%, 5/15/41 (1) 265,000 264
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 378,598 376

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 273,491 223
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 125,000 120
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 197,691 175
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.001%, 5/15/39 (1) 555,000 553
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  136,826 131
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 215,606 200
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 31,876 30
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,614 8
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 29,767 28
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,957 2
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.984%, 5/25/44 (1) 268,269 269
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.702%, 10/25/59 (1) 172,912 176
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.201%, 6/15/39 (1) 295,000 294
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 359,315 292
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 196,089 167
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 318
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 1.914%, 6.524%, 2/15/40 (1) 264,000 261
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 70
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $10,617) 9,897

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR)  9,493 595
Total Consumer Discretionary 595
Total Preferred Stocks (Cost $764) 595
PRIVATE INVESTMENT COMPANIES  6.0%
Blackstone Partners Offshore Fund (5)(7) 46,362 119,078
Total Private Investment Companies (Cost $72,105) 119,078
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.0%
U.S. Government Agency Obligations  3.8%
Federal Home Loan Mortgage
2.50%, 4/1/30  94,951 91
3.00%, 12/1/42 - 4/1/47  429,814 388
3.50%, 8/1/42 - 3/1/44  382,769 357
4.00%, 8/1/40 - 9/1/45  292,972 281
4.50%, 6/1/39 - 10/1/41  226,964 225
5.00%, 7/1/25 - 8/1/40  156,068 158
5.50%, 10/1/38  50,006 51
6.00%, 10/1/32 - 8/1/38  40,556 42
6.50%, 9/1/34  10,388 11
7.00%, 4/1/32 - 6/1/32  1,801 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  1,070 1
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  384 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  5,347 5
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  4,630 5
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  3,698 4
RFUCCT1Y + 2.031%, 6.565%, 11/1/36  6,732 7
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  5,026 5
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  1,043,352 136
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  187,779 165
2.00%, 8/1/36 - 5/1/52  6,948,313 5,663
2.50%, 3/1/42 - 5/1/52  5,424,090 4,595
3.00%, 5/1/31 - 1/1/52  1,579,017 1,433
3.50%, 6/1/35 - 11/1/52  1,574,608 1,445

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 8/1/37 - 2/1/50  767,459 735
4.50%, 5/1/50 - 11/1/52  1,308,026 1,258
5.00%, 10/1/52 - 7/1/54  651,539 641
5.50%, 8/1/53 - 9/1/54  1,888,300 1,895
6.00%, 6/1/54 - 7/1/54  579,166 589
6.50%, 1/1/54  74,676 76
7.00%, 6/1/54  134,993 141
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  78,346 70
3.50%, 6/1/42 - 5/1/46  509,468 472
4.00%, 11/1/40  155,108 151
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.871%,
7.812%, 8/1/36  6,174 6
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  288,622 36
6.50%, 2/25/32  899 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,504,649 1,283
2.00%, 5/1/36 - 5/1/52  18,477,443 15,271
2.50%, 8/1/30 - 9/1/52  10,974,258 9,397
3.00%, 1/1/27 - 4/1/52  7,105,588 6,429
3.50%, 2/1/35 - 1/1/52  3,702,622 3,440
4.00%, 11/1/40 - 12/1/52  2,694,734 2,581
4.50%, 7/1/39 - 7/1/52  2,100,138 2,050
5.00%, 3/1/34 - 11/1/53  2,610,631 2,591
5.50%, 12/1/34 - 5/1/54  2,832,105 2,844
6.00%, 3/1/33 - 8/1/54  4,442,668 4,527
6.50%, 7/1/32 - 5/1/54  1,915,033 1,971
7.00%, 1/1/31 - 3/1/54  133,853 140
UMBS, TBA (13)
5.00%, 12/1/54  640,000 628
6.50%, 12/1/54  845,000 865
75,157
U.S. Government Obligations  1.2%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  265,609 234
2.00%, 1/20/51 - 3/20/52  4,630,085 3,806
2.50%, 8/20/50 - 3/20/52  5,448,435 4,658
3.00%, 7/15/43 - 6/20/52  3,771,153 3,356
3.50%, 8/20/42 - 7/20/52  2,764,729 2,560
4.00%, 2/20/41 - 10/20/52  2,460,116 2,331
4.50%, 11/20/39 - 4/20/53  1,481,401 1,448
5.00%, 7/20/39 - 6/20/49  892,284 895
5.50%, 1/20/36 - 3/20/49  455,412 467

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 4/15/36 - 11/20/52  521,657 532
7.00%, 2/20/27  739 1
7.50%, 12/15/25 - 6/15/32  2,806 3
8.00%, 10/20/25  16 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  55,595 51
3.50%, 10/20/50  250,000 211
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  1,117,023 134
3.50%, 5/20/43  44,747 7
4.00%, 2/20/43  28,900 3
Government National Mortgage Assn., TBA (13)
2.50%, 12/20/54  260,000 222
5.00%, 12/20/54  680,000 670
5.50%, 12/20/54  2,045,000 2,047
6.00%, 12/20/54  195,000 197
23,833
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $104,616) 98,990
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.9%
U.S. Treasury Obligations  5.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  865,000 549
U.S. Treasury Bonds, 3.375%, 8/15/42 (14) 8,620,000 7,481
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 4,013
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,841
U.S. Treasury Bonds, 4.25%, 2/15/54  3,620,000 3,535
U.S. Treasury Bonds, 4.25%, 8/15/54  5,375,000 5,257
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 282
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 11,328
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,173
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 990
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,784
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,253
U.S. Treasury Notes, 3.50%, 9/30/29  2,015,000 1,963
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,622
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,514
U.S. Treasury Notes, 3.875%, 8/15/34  3,640,000 3,547
U.S. Treasury Notes, 4.00%, 7/31/29  2,050,000 2,042
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,539
U.S. Treasury Notes, 4.125%, 10/31/26  1,215,000 1,213
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,575

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 415
U.S. Treasury Notes, 4.125%, 10/31/29  4,085,000 4,091
U.S. Treasury Notes, 4.375%, 5/15/34  14,110,000 14,304
U.S. Treasury Notes, 4.50%, 7/15/26  5,385,000 5,406
U.S. Treasury Notes, 4.625%, 10/15/26  11,890,000 11,977
U.S. Treasury Notes, 4.625%, 9/30/28 (14) 4,125,000 4,198
116,892
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $117,779) 116,892
SHORT-TERM INVESTMENTS  3.1%
Money Market Funds  3.1%
T. Rowe Price Treasury Reserve Fund, 4.66% (3)(15) 60,778,472 60,778
Total Short-Term Investments (Cost $60,778) 60,778
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.67% (3)(15) 4,443,735 4,444
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,444
Total Securities Lending Collateral (Cost $4,444) 4,444
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate
Swap, 3/28/35 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/26/25 @
4.00%* (5) 1 8,000 69

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate
Swap, 3/17/55 Pay
Fixed 4.00% Annually,
Receive Variable
4.59% (SOFR)
Annually, 3/13/25 @
4.00%* (5) 1 4,050 38
Total Options Purchased (Cost $77) 107
Total Investments in Securities
100.4% of Net Assets
(Cost $1,646,844) $ 1,995,389
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $62,340 and represents 3.1% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at November 30, 2024.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,067 and represents 0.2% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2024, was $234 and was valued at $266 (0.0%
of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,629 and represents 0.2% of net assets.
(14) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $78.00 525 4,202 (6)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,750.00 110 66,356 (107)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 382 3,058 (40)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 382 3,058 (8)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 1,028 8,228 (106)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 1,028 8,228 (20)
Total Options Written (Premiums $(1,250)) $ (287)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 * 1,000 6 (6) 12
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 * 1,000 6 (5) 11
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
4.823% (SOFR + 0.00%) at Maturity,
12/20/24 * 2,129 7 (12) 19
Total Bilateral Total Return Swaps (23) 42
Total Bilateral Swaps (23) 42
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 716 9 — 9
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 29,938 774 700 74
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 3,600 87 85 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.253% Annually, Pay Variable
4.707% (GBP SONIA) Annually, 11/9/26
(GBP) 8,052 18 — 18
Total Centrally Cleared Interest Rate Swaps 18
Total Centrally Cleared Swaps 103
Net payments (receipts) of variation margin to date (86)
Variation margin receivable (payable) on centrally cleared swaps $ 17
* Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $8.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 9,051 EUR 8,546 $ (14)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (14)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 59 Euro BOBL contracts 12/24 (7,472) $ (87)
Short, 7 Euro BUND contracts 12/24 (997) (21)
Short, 22 MSCI EAFE Index contracts 12/24 (2,565) 118
Short, 45 S&P 500 E-Mini Index contracts 12/24 (13,616) (440)
Short, 3 U.S. Treasury Long Bond contracts 3/25 (359) (5)
Long, 217 U.S. Treasury Notes five year contracts 3/25 23,350 183
Long, 139 U.S. Treasury Notes ten year contracts 3/25 15,455 125
Long, 35 U.S. Treasury Notes two year contracts 3/25 7,214 22
Long, 89 Ultra U.S. Treasury Bonds contracts 3/25 11,320 180
Short, 145 Ultra U.S. Treasury Notes ten year
contracts 3/25 (16,646) (280)
Net payments (receipts) of variation margin to date 101
Variation margin receivable (payable) on open futures contracts $ (104)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.06%  $ — $ (512) $ 2,852
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.15% ^^ 13,302 16,165 3,002
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.91%  — (83) 413
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 1,057 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.45%  131 202 1,591
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.66%  26 2,411 3,172
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.65%  — 2,791 1,771
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.63%  184 (51) 20
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — 121 —
T. Rowe Price Real Assets Fund - I Class  66 2,957 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.48%  1,088 2,456 582
T. Rowe Price Government Reserve Fund,
4.67% — — —++
T. Rowe Price Treasury Reserve Fund, 4.66% — — 1,619
Totals $ 14,797# $ 27,514 $ 15,022+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.06%  $ 108,358 $ 6,830 $ — $ 114,676
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.15% ^^ 99,653 108,345 122,701 101,462
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.91%  6,650 4,412 — 10,979
T. Rowe Price Institutional
Emerging Markets Equity
Fund  51,474 — — 52,531
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.45%  39,798 1,582 4,466 37,116
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.66%  91,243 3,156 276 96,534
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.65%  104,461 4,163 — 111,415
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.63%  4,541 20 4,316 194
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  110,316 4,499 — 114,936
T. Rowe Price Real Assets
Fund - I Class  53,664 — 1,933 54,688
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.48%  29,835 578 5,338 27,531
T. Rowe Price Government
Reserve Fund, 4.67% 3,275  ¤  ¤ 4,444
T. Rowe Price Treasury
Reserve Fund, 4.66% 46,522  ¤  ¤ 60,778
Total $ 787,284^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $15,022 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $820,117.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond Fund
acquired through a corporate action.

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,646,844) $ 1,995,389
Receivable for investment securities sold 10,521
Interest and dividends receivable 3,585
Receivable for shares sold 804
Foreign currency (cost $190) 192
Unrealized gain on bilateral swaps 42
Variation margin receivable on centrally cleared swaps 17
Other assets 925
Total assets 2,011,475
Liabilities
Payable for investment securities purchased 16,875
Obligation to return securities lending collateral 4,456
Payable for shares redeemed 1,243
Investment management fees payable 340
Options written (premiums $1,250) 287
Variation margin payable on futures contracts 104
Due to affiliates 91
Bilateral swap premiums received 23
Unrealized loss on forward currency exchange contracts 14
Payable to directors 1
Other liabilities 186
Total liabilities 23,620
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 1,987,855

T. ROWE PRICE Spectrum Conservative Allocation Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 316,291
Paid-in capital applicable to 97,418,456 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,671,564
NET ASSETS $ 1,987,855
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,015,915; Shares outstanding: 49,756,171) $ 20.42
I Class
(Net assets: $971,940; Shares outstanding: 47,662,285) $ 20.39

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $135) $ 19,545
.
  Interest 8,628
Securities lending 7
Other 1
Total income 28,181
Expenses
Investment management 4,268
Shareholder servicing
Investor Class $ 710
I Class 111 821
Prospectus and shareholder reports
Investor Class 25
I Class 6 31
Custody and accounting 184
Legal and audit 44
Registration 32
Directors 3
Miscellaneous 11
Waived / paid by Price Associates (2,218)
Total expenses 3,176
Net investment income 25,005

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 19,292
Futures (1,123)
Swaps 11
Options written (1,152)
Forward currency exchange contracts 473
Net realized gain 17,501
Change in net unrealized gain / loss
Securities 71,230
Futures (128)
Swaps 121
Options written 2,143
Forward currency exchange contracts (19)
Other assets and liabilities denominated in foreign currencies (3)
Change in net unrealized gain / loss 73,344
Net realized and unrealized gain / loss 90,845
INCREASE IN NET ASSETS FROM OPERATIONS $ 115,850

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 25,005 $ 61,022
Net realized gain 17,501 66,888
Change in net unrealized gain / loss 73,344 106,936
Increase in net assets from operations 115,850 234,846
Distributions to shareholders
Net earnings
Investor Class (13,664) (40,921)
I Class (12,977) (40,080)
Decrease in net assets from distributions (26,641) (81,001)
Capital share transactions
*
Shares sold
Investor Class 59,718 108,164
I Class 132,968 134,626
Distributions reinvested
Investor Class 13,066 38,867
I Class 12,464 38,828
Shares redeemed
Investor Class (121,033) (254,411)
I Class (86,936) (370,710)
Increase (decrease) in net assets from capital
share transactions 10,247 (304,636)

T. ROWE PRICE Spectrum Conservative Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 99,456 (150,791)
Beginning of period 1,888,399 2,039,190
End of period $ 1,987,855 $ 1,888,399
*Share information (000s)
Shares sold
Investor Class 2,988 5,813
I Class 6,716 7,218
Distributions reinvested
Investor Class 659 2,096
I Class 629 2,100
Shares redeemed
Investor Class (6,070) (13,631)
I Class (4,365) (19,609)
Increase (decrease) in shares outstanding 557 (16,013)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum
Conservative Allocation Fund (Investor Class) and the Spectrum Conservative
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Conservative Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about

T. ROWE PRICE Spectrum Conservative Allocation Fund

segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Spectrum Conservative Allocation Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 371,100 $ — $ 371,100
Bond Mutual Funds 499,907 — — 499,907
Common Stocks 561,913 152,624 526 715,063
Convertible Bonds — — 33 33
Convertible Preferred Stocks — — 2,129 2,129
Equity Mutual Funds 222,155 — — 222,155
Preferred Stocks — 595 — 595
Private Investment
Companies — — 119,078 119,078
Short-Term Investments 60,778 — — 60,778
Securities Lending Collateral 4,444 — — 4,444
Options Purchased — 107 — 107
Total Securities 1,349,197 524,426 121,766 1,995,389
Swaps* — 122 — 122
Futures Contracts* 628 — — 628
Total $ 1,349,825 $ 524,548 $ 121,766 $ 1,996,139
Liabilities
Options Written $ — $ 287 $ — $ 287
Forward Currency Exchange
Contracts — 14 — 14
Futures Contracts* 833 — — 833
Total $ 833 $ 301 $ — $ 1,134

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $3,238,000 for the six months ended November 30, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/24
Investment in Securities
Common Stocks $ 616 $ 36 $ 48 $ (174) $ 526
Convertible Bonds 33 — — — 33
Convertible Preferred Stocks 2,053 28 226 (178) 2,129
Private Investment Companies 120,265 5,814 — (7,001) 119,078
Total $ 122,967 $ 5,878 $ 274 $ (7,353) $ 121,766

T. ROWE PRICE Spectrum Conservative Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 526 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 10.8x
8.3x Increase
Projected
enterprise
value to sales
multiple
8.5x
– 9.7x
9.1x Increase
Sales growth
rate
5%
– 29%
26% Increase
Enterprise
value to gross
profit multiple
5.0x
– 13.3x
10.7x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
– 14.4x
13.5x Increase
Gross profit
growth rate
25%
– 29%
29% Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium
to public
company
multiples
25% 25% Increase
Discount for
dilution
43% 43% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 33 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,129 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 13.4x
7.5x Increase
Projected
enterprise
value to sales
multiple
2.6x
– 17.6x
8.7x Increase
Sales growth
rate
0%
– 124%
54% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
15.0x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
8.1x
– 21.6x
16.6x Increase
Gross profit
growth rate
0%
– 171%
80% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
Projected
enterprise
value to
EBITDA
multiple
25.0x
– 37.6x
35.5x Increase
EBITDA
growth rate
56% 56% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium
to public
company
multiples
25%
- 147%
87% Increase
Discount for
dilution
43% 43% Increase
Discount rate
for cost of
capital
10%
- 30%
14% Decrease
Discount for
uncertainty
80%
- 100%
86% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally,
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 119,078 Rollforward of
Investee NAV
Estimated
return
1.65% 1.65% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 635
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 104
Equity derivatives Futures 118
^
,*
Total $ 857
^
,*
Liabilities
Interest rate derivatives Futures $ 393
Foreign exchange derivatives Forwards 14
Credit derivatives Options Written 180
Equity derivatives Futures, Options Written 547
Total $ 1,134
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 5 $ 5
Interest rate
derivatives (691) 251 (633) — — (1,073)
Foreign
exchange
derivatives — — — 473 — 473
Credit
derivatives (55) 202 — — 6 153
Equity
derivatives — (1,605) (490) — — (2,095)
Total $ (746) $ (1,152) $ (1,123) $ 473 $ 11 $ (2,537)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 83 $ 800 $ 241 $ — $ 18 $ 1,142
Foreign
exchange
derivatives — — — (19) — (19)
Credit
derivatives — (97) — — 103 6
Equity
derivatives — 1,440 (369) — — 1,071
Total $ 83 $ 2,143 $ (128) $ (19) $ 121 $ 2,200

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $65,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2024, securities valued at $3,719,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement

T. ROWE PRICE Spectrum Conservative Allocation Fund

of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 7% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the

T. ROWE PRICE Spectrum Conservative Allocation Fund

counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 15% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value

T. ROWE PRICE Spectrum Conservative Allocation Fund

of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the

T. ROWE PRICE Spectrum Conservative Allocation Fund

payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $34,458,000 (1.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 3% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the

T. ROWE PRICE Spectrum Conservative Allocation Fund

same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $4,303,000; the value of cash collateral and related investments was $4,456,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $332,128,000 and $337,127,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $147,562,000 and $153,317,000, respectively, for the six months ended November 30, 2024.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $3,981,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,662,783,000. Net unrealized gain aggregated $332,976,000 at period-end, of which $423,828,000 related to appreciated investments and $90,852,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Spectrum Conservative Allocation Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $12,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $453,000 for T. Rowe Price Services, Inc.;
and $12,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $(12)

T. ROWE PRICE Spectrum Conservative Allocation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 272
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.70% 351
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 5
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 296

T. ROWE PRICE Spectrum Conservative Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$1,149,000 and $1,057,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2024, this reimbursement amounted to less than $1,000.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 105
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 236
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 259
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 6
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 493
T. Rowe Price Real Assets Fund - I Class 0.64% 174
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 9
Total Management Fee Waived $ 2,206

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025